Share-Based Compensation Expenses (Details) - CNY (¥)				1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 03, 2019	Jan. 03, 2018	Jan. 03, 2017	Aug. 27, 2018	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-Based Compensation Expenses (Details) [Line Items]
Number of shares granting options to purchase					187,933,730
Contractual life term									The contractual life of the options is 6 years, 7 years and 8 years, respectively. Therefore, the risk-free rate for the expected term of the options is determined based on the yield to maturity of China 5-year, 7-year and 10-year government bond, using interpolation method, at the date of grant.
Recognized compensation expenses							¥ 18,766,367	¥ 62,073,367
Total unrecognized compensation cost					¥ 1,443,567
2017 Share Incentive Plan [Member]
Share-Based Compensation Expenses (Details) [Line Items]
Number of shares granting options to purchase			187,933,730
2018 Option [Member]
Share-Based Compensation Expenses (Details) [Line Items]
Number of shares granting options to purchase				187,933,730
Share Incentive Plan 2018 [Member]
Share-Based Compensation Expenses (Details) [Line Items]
Number of shares granting options to purchase									119,674,780
Share awards granted on January 3, 2017("2018 Option") [Member]
Share-Based Compensation Expenses (Details) [Line Items]
Recognized compensation expenses	¥ 15,886,067	¥ 39,715,168
December 31, 2017 [Member] | 2017 Share Incentive Plan [Member]
Share-Based Compensation Expenses (Details) [Line Items]
Percentage of award vesting rights			60.00%
December 31, 2018 [Member] | 2017 Share Incentive Plan [Member]
Share-Based Compensation Expenses (Details) [Line Items]
Percentage of award vesting rights			20.00%
December 31, 2019 [Member] | 2017 Share Incentive Plan [Member]
Share-Based Compensation Expenses (Details) [Line Items]
Percentage of award vesting rights			20.00%
December 31, 2020 [Member] | 2019 Option [Member]
Share-Based Compensation Expenses (Details) [Line Items]
Percentage of award vesting rights									50.00%
December 31, 2021 [Member] | 2019 Option [Member]
Share-Based Compensation Expenses (Details) [Line Items]
Percentage of award vesting rights									30.00%
December 31, 2022 [Member] | 2018 Option [Member]
Share-Based Compensation Expenses (Details) [Line Items]
Risk-free rate expected term										6 years
December 31, 2022 [Member] | 2019 Option [Member]
Share-Based Compensation Expenses (Details) [Line Items]
Percentage of award vesting rights									20.00%
Forecast [Member]
Share-Based Compensation Expenses (Details) [Line Items]
Recognized compensation expenses						¥ 5,774,267